SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2014
Supplementary Financial Statement Information: [Abstract]
Schedule of supplementary balance sheets

Balance sheets:

	December 31
	2014	2013
a. Account receivable - other:
Institutions	$99	$106
Prepaid expenses	235	30
Other	96	26
	$430	$162
  Accounts payable and accruals - other:
Accrued expenses	$392	$95
Payroll and related institutions	216	93
Bonus accrual	348	-
Other	12	15
	$968	$203

  Other non-current assets:
Funds in respect of employees severance benefits	$7	$126
Other	27	3
	$34	$129

Schedule of supplementary statements of operations

  Statements of operations:

  Revenues

Net revenues by type of payment:

	Year ended
	December 31
	2014	2013	2012

Development Service Payments	$4,814	$1,404	$1,086
Contingent Payments	600	-	-
Total revenues	$5,414	$1,404	$1,086
e. Research and development:
Payroll and related expenses	$1,710	$702	$624
Clinical trials and development expenses	1,581	73	110
Other	266	311	468
	$3,557	$1,086	$1,202
f. Selling, general and administrative:
Payroll and related expenses	$1,183	$587	$524
Patent registration expenses	500	468	328
Legal, accounting and other professional services	610	110	45
Other	671	56	56
	$2,964	$1,221	$953
g. Finance expenses, net:
Finance expenses:
Finance expenses on convertible loans and warrants	$9,915	$1,117	$665
Other expenses	15	2	10
Foreign exchange loss, net	-	25	1
TOTAL FINANCE EXPENSES	$9,930	1,144	676

Finance income:
Changes in fair value of marketable securities	-	(69)	(67)
Gains from sale of marketable securities, net	(11)	-	-
Other income	(28)	-	-
Foreign exchange gains, net	(47)	-	-
TOTAL FINANCE INCOME	(86)	(69)	(67)
	$9,844	$1,075	$609